As filed with the Securities and Exchange Commission on March 14, 2017
File No. 333-215165/811-23222

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor,
Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-1844

Alice A. Pellegrino
 Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement of Hartford Funds Exchange-Traded Trust (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Corporate Bond ETF and Hartford Quality Bond ETF contained in Pre-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission on March 10, 2017. The Registrant’s Other Information (Part C) is filed herewith.

PART C

OTHER INFORMATION

Item 28.  Exhibits

a.(i)                           Certificate of Trust dated September 20, 2010 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

a.(ii)                        Certificate of Amendment to the Certificate of Trust dated December 9, 2015 (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

a.(iii)                     Amended and Restated Agreement and Declaration of Trust (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

b.                                      By-Laws (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

c.                                       Not Applicable

d.(i)                           Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

d.(ii)                        Investment Sub-Advisory Agreement with Wellington Management Company LLP (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

e.                                       Distribution Agreement with ALPS Distributors, Inc. (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

f.                                        Not Applicable

g.                                       Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Exhibit g of Lattice Strategies Trust’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-199089) filed on February 12, 2015)

g.(i).a                  Letter Amendment to the Custodian Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

h.(i)                           Transfer Agency and Service Agreement with State Street Bank and Trust Company (incorporated by reference to Exhibit h(ii) of Lattice Strategies Trust’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-199089) filed on February 12, 2015)

h.(i).a                 Letter Amendment to the Transfer Agency and Service Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

h.(ii)                        Administration Agreement with State Street Bank and Trust Company (incorporated by reference to Exhibit h(i) of Lattice Strategies Trust’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-199089) filed on February 12, 2015)

h.(ii).a              Letter Amendment to the Administration Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

h.(iii)                     Form of Participant Agreement (to be filed by subsequent amendment)

h.(iv)                    Form of Investing Fund Agreement (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

h.(v)                       Securities Lending Authorization Agreement with State Street Bank and Trust Company (incorporated by reference to Exhibit h(iii) of Lattice Strategies Trust’s Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-199089) filed on January 28, 2016)

h.(v).a             Letter Amendment to Securities Lending Authorization Agreement (to be filed by subsequent amendment)

i.                                          Opinion and Consent of Counsel (filed herewith)

j.                                         Consent of Independent Registered Public Accounting Firm (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

k.                                      Not Applicable

l.                                          Not Applicable

m.                                  Rule 12b-1 Distribution Plan (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

n.                                      Not Applicable

o.                                      Not Applicable

p.(i)                           Code of Ethics of Hartford Funds Exchange-Traded Trust (incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed on March 10, 2017)

p.(ii)                        Code of Ethics of Hartford Funds Management Company, LLC (incorporated by reference to Exhibit p.(i) of The Hartford Mutual Fund Inc.’s Post-Effective Amendment No. 153 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2017)

p.(iii)                     Code of Ethics of Wellington Management Company LLP dated July 1, 2016 (incorporated by reference to Exhibit p.(ii) of The Hartford Mutual Fund Inc.’s Post-Effective Amendment No. 150 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 27, 2016)

p.(iv)                    Code of Ethics of ALPS Distributors, Inc. (incorporated by reference to Exhibit p(iv) of Lattice Strategies Trust’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-199089) filed on December 23, 2014)

q.                                      Powers of Attorney dated December 8, 2016 (incorporated by reference from the Registrant’s Initial Registration Statement on Form N-1A, SEC file No. 333-215165, filed December 19, 2016)

Item 29.  Persons Controlled by or Under Common Control with Registrant

As of the date hereof, no person was directly or indirectly controlled by or under common control with Hartford Funds Exchange-Traded Trust.

Item 30.  Indemnification

Reference is made to the subsections of Article IX of the Amended and Restated Agreement and Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”).  All section references below are to those contained in the Declaration.

Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.  Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-Laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-Laws.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 31.  Business and Other Connections of Investment Adviser

Hartford Funds Management Company, LLC (“HFMC”) serves as the investment adviser to each series of Hartford Funds Exchange-Traded Trust. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto.  The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC (1)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (2) (“The Hartford”); Senior Managing Director, Chairman of the Board and Manager of Hartford Funds Distributors, LLC (3) (“HFD”); President, Senior Managing Director, Director and Chairman of the Board of Hartford Administrative Services Company (4) (“HASCO”) and President, Director, Chairman and Senior Managing Director of the Hartford Funds Management Group, Inc. (5) (“HFMG”); and President, Chairman of the Board and Manager of Lattice Strategies LLC (6) (“Lattice”)

Walter F. Garger	Secretary, Managing Director and General Counsel	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG; and Secretary and General Counsel of Lattice

Vernon J. Meyer	Chief Investment Officer and Managing Director	Senior Vice President of Hartford Life Insurance Company (7) (“HLIC”); and Managing Director of HFMG
Robert W. Paiano	Senior Vice President and Treasurer

Senior Vice President, Treasurer, Committee Member and Director of HLIC; Senior Vice President and Treasurer of Hartford Life, Inc. (8) (“HLI”) and Lattice, The Hartford, HASCO and HFD; and Treasurer of HFMG

Gregory A. Frost	Managing Director, Chief Financial Officer and Manager

Director, Managing Director and Chief Financial Officer of HASCO; Manager, Managing Director and Chief Financial Officer of HFD; and Managing Director; Chief Financial Officer of HFMG; and Manager, Assistant Treasurer and Chief Financial Officer of Lattice

Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President of HFD, HASCO and HFMG; and Executive Vice President and Chief Compliance Officer of Lattice
Anita Baldwin	Vice President	Vice President of HFMG
Shannon O’Neill	Vice President and Controller	Vice President and Controller of HASCO and HFMG; and Financial and Operations Principal/FINOP, Vice President and Controller of HFD
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, HASCO, HFD, HLI, The Hartford, HFMG and Lattice
Kathleen E. Jorens	Assistant Treasurer and Vice President	Assistant Treasurer and Vice President of HLIC, HASCO, HFD, HLI, The Hartford and Lattice; and Vice President and Assistant Secretary of HFMG
Sarah J. Harding	Assistant Secretary	Assistant Secretary of HLIC, HLI, HASCO, HFD, Hartford Investment Management Company (9) (“HIMCO”), Lattice and HFMG
Terence Shields	Assistant Secretary	Assistant Vice President and Assistant Secretary of HLIC and The Hartford; Assistant Secretary of HFD, HFMG, HLI and Lattice
Audrey E. Hayden	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, HLIC, HIMCO and HLI
Holly Elliott	Assistant Secretary	Assistant Secretary of HLIC, HFMG, HASCO, HIMCO, HFD and Lattice
Simone Parillo	Assistant Secretary	Assistant Secretary of HLIC, HFMG, HASCO, HIMCO, HFD and Lattice
Michael R. Chesman	Senior Vice President and Director of Taxes	Director of Taxes and Senior Vice President of HASCO, HFD, HFMG, The Hartford, HLIC, HIMCO, HLI and Lattice
Keith R. Percy	Vice President	Vice President of HFD, HFMG, HASCO, HIMCO and Lattice
Allison Mortensen	Vice President	Vice President of HFMG

(1)                                 The principal business address for HFMC is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.

(2)                                 The principal business address for The Hartford is One Hartford Plaza, Hartford, CT 06155.

(3)                                 The principal business address for HFD is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.

(4)                                 The principal business address for HASCO is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.

(5)                                 The principal business address for HFMG is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.

(6)                                 The principal business address for Lattice is 101 Montgomery Street, 27th Floor, San Francisco, CA 94104.

(7)                                 The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(8)                                 The principal business address for HLI is 200 Hopmeadow Street, Simsbury, CT 06089.

(9)                                 The principal business address for HIMCO is One Hartford Plaza, Hartford, CT 06155.

Wellington Management Company LLP (“Wellington Management”) serves as sub-adviser to certain series of the Registrant. The executive officers of Wellington Management are listed in the investment adviser registration on Form ADV for Wellington Management (File No. 801-15908) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.

Name	Title
Steven C. Angeli	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
John E. Butler

Senior Managing Director, Wellington Management International Ltd
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management International Ltd

Cynthia M. Clarke

Senior Managing Director and General Counsel, Wellington Management Company LLP
Director, Wellington Holdings, Inc.
Director, Wellington Management Advisers, Inc.
Director, Wellington Management Hong Kong Ltd
Director, Wellington Management International Ltd

Director, Wellington Management Singapore Pte Ltd

Desmond A. Havlicek

Senior Managing Director, Wellington Management Company LLP
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management Advisers, Inc.
Director, Wellington Management Japan Pte Ltd

Jean M. Hynes	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP Director, Wellington Management, Ltd.
Donald J. Kilbride	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Gregory A. Mattiko	Senior Managing Director, Wellington Management Hong Kong Ltd Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Nancy M. Morris	Managing Director and Chief Compliance Officer, Wellington Management Company LLP
Phillip H. Perelmuter

Head of Wellington Management International Ltd
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management International Ltd
Director, Wellington Management, Ltd.

Mary K. (Molly) Shannon

Senior Managing Director, Wellington Management Company LLP
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management Advisers, Inc.
Chairman, Wellington Management Foundation
Director, Wellington Trust Company, NA

Edward J. Steinborn	Senior Managing Director and Chief Financial Officer, Wellington Management Company LLP

Director, Wellington Holdings, Inc.
Director, Wellington Management Advisers, Inc.
Chair, Wellington Management International Ltd
Director, Wellington Management Investment, Inc.
Manager, Wellington Management Switzerland GmbH
Controller/Head Cashier, Wellington Trust Company, NA

Brendan J. Swords

Chairman and Chief Executive Officer, Wellington Management Company LLP and Wellington Management Group LLP
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management, Ltd.
Director, Wellington Trust Company, NA

Item 32.  Principal Underwriters

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter for the Trust.

The directors and principal officers of ALPS and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Asst. Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*                                         Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**                                  The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Because the Trust is new, no commission or other compensation was received, directly or indirectly, from the Trust during the last fiscal year by ALPS.

Item 33.  Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, administrator, and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, and the Registrant’s investment manager, Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.  The Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087, and its financial ledgers are maintained at State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.  Management Services

Not Applicable

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 14th day of March, 2017.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Darek Wojnar	President	March 14, 2017
Darek Wojnar	(Chief Executive Officer)

/s/ Albert Y. Lee	Treasurer	March 14, 2017
Albert Y. Lee	(Chief Financial Officer)

*	Trustee	March 14, 2017
Robin C. Beery

*	Trustee	March 14, 2017
Naozer Dadachanji

*	Chairman of the Board and Trustee	March 14, 2017
Theodore J. Lucas

*	Trustee	March 14, 2017
David Sung

/s/ Walter F. Garger		March 14, 2017
* By: Walter F. Garger Attorney-in-fact *Pursuant to Powers of Attorney (previously filed)

Exhibit Index

Exhibit No.	Description
i.	Opinion and Consent of Counsel